Earnings Per Share - Basic Earnings Per Share (Details) - GBP (£) £ / shares in Units, £ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]
Disclosure of earnings per share [Abstract]
Profit for the year, attributable to equity holders of the company	£ 35,951	£ 14,507
Weighted average number of shares outstanding (in shares)	55,911,086	54,831,134
Earnings per share - basic (in gbp per share)	£ 0.64	£ 0.26

[1]	The presentation of the income statement has been changed to separately disclose the net impairment losses on financial assets on the face of the Consolidated Statement of Comprehensive Income (refer to Note 3C of the Company's Annual Report on Form 20-F for the fiscal year ended June 30, 2021 for details).